Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value

	December 31, 2022				December 31, 2021
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	236	—	236	—	222	—	222
Total equity securities	—	236	—	236	—	222	—	222

Available-for-sale investments
US government and federal agencies	838,938	873,838	—	1,712,776	823,809	2,319,815	—	3,143,624
Non-US governments debt securities	229,071	22,392	—	251,463	267,200	22,393	—	289,593
Asset-backed securities - Student loans	—	5,626	—	5,626	—	—	13,174	13,174
Residential mortgage-backed securities	—	19,000	—	19,000	—	27,339	—	27,339
Total available-for-sale	1,068,009	920,856	—	1,988,865	1,091,009	2,369,547	13,174	3,473,730

Other assets - Derivatives	—	6,509	—	6,509	—	8,120	—	8,120

Financial liabilities
Other liabilities - Derivatives	—	6,254	—	6,254	—	3,424	—	3,424

Schedule of level 3 reconciliation
The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2022	December 31, 2021	December 31, 2020
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	13,174	12,945	12,891
Proceeds from sales, paydowns and maturities	(7,631)	—	—
Change in unrealized gains (losses) recognized in other comprehensive income	102	229	54
Realized and unrealized gains recognized in net income	(19)	—	—
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	(5,626)	—	—
Carrying amount at end of year	—	13,174	12,945
Cumulative gain (loss) recognized in other comprehensive income	(14)	(116)	(345)

Items other than those recognized at fair value on a recurring basis

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2022			December 31, 2021
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	2,100,787	2,100,787	—	2,179,833	2,179,833	—
Securities purchased under agreements to resell	Level 2	59,871	59,871	—	96,107	96,107	—
Short-term investments	Level 1	884,478	884,478	—	1,198,918	1,198,918	—
Investments held-to-maturity	Level 2	3,738,080	3,197,508	(540,572)	2,763,344	2,786,112	22,768
Loans, net of allowance for credit losses	Level 2	5,096,430	5,049,570	(46,860)	5,240,670	5,265,049	24,379
Other real estate owned¹	Level 2	800	800	—	691	691	—

Financial liabilities
Term deposits	Level 2	3,107,248	3,108,511	(1,263)	2,944,946	2,948,625	(3,679)
Long-term debt	Level 2	172,289	177,919	(5,630)	171,876	158,993	12,883
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.